Share Based Compensation Plans - Schedule of Movement in Shares Held by the Joint Stock Ownership Plan Trust (Details) - JSOP Trust - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares held at beginning of period	384,862	1,146,955		1,146,955
Shares granted
Shares exercised	(384,862)
Shares forfeiture/lapsed		(762,093)
Shares held at ending of period	0	384,862		1,146,955
Unallocated shares held by trust	1,253,656	868,794	[1]	106,701	[1]
Total shares held at end of period		1,253,656		1,253,656

[1]	During the year unallocated shares held by the trust were issued to the content vendor at $3.6 per share.